SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Allowance for doubtful accounts	$ 0		$ 0		$ 3,320,983
Retainage receivable	0		0		$ 824,777
Impairment expense	0	$ 0	6,925,137	$ 0
Net loss attributable to non-controlling interests	30,997	$ 234,725	810,693	$ 348,406
Optilan (UK) [Member]
Impairment expense			6,925,137
Intangible assets, net including goodwill	$ 0		0
Optilan (UK) [Member] | Indefinite Lived Asset [Member]
Impairment expense			356,260
Optilan (UK) [Member] | Goodwill [Member]
Impairment expense			$ 6,568,877
United Kingdom, Pounds
Foreign currency translation rates	1	1.216007	1	1.216007
Foreign currency translation rates during the period			1.232546	1.299973
Canada, Dollars
Foreign currency translation rates	1.32585	1.2872	1.32585	1.2872